Concentration of risk (Details Narrative)	3 Months Ended
Mar. 31, 2025 USD ($)
Federally bank insured limits	$ 250,000
Revenues [Member]
Concentration Risk, Percentage	10.00%
Purchases [Member]
Concentration Risk, Percentage	10.00%